Shareholders' Deficit (Details) - $ / shares				4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 14, 2024	Feb. 21, 2024	Jun. 08, 2023	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2024	Dec. 31, 2023		Nov. 30, 2020
Shareholders’ Deficit [Line Items]
Common stock, voting rights				one	one
Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.0001		$ 0.0001
Preference shares authorized					5,000,000	5,000,000	5,000,000			5,000,000
Preference shares par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preference shares, shares outstanding
Preference shares, shares issued
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Authorized shares				1,000	1,000	1,000
Ordinary shares par value (in Dollars per share)				$ 0.01	$ 0.01	$ 0.01
Common shares issued				1	1	1
Common shares outstanding				1	1	1
Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Authorized shares					500,000,000	500,000,000	500,000,000			500,000,000
Ordinary shares par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common shares issued					300,000	300,000	300,000			300,000
Common shares outstanding					300,000	300,000	300,000			300,000
Ordinary shares subject to possible redemption					10,000,000	10,000,000	10,000,000			0
Class B Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Authorized shares					50,000,000	50,000,000	50,000,000			50,000,000
Ordinary shares par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common shares issued					2,500,000	2,500,000	2,500,000	[1]		2,875,000	[2]
Common shares outstanding					2,500,000	2,500,000	2,500,000	[1]		2,875,000	[2]
Common stock, voting rights						one	one
Number of shares surrendered		3,593,750	7,906,250
Ordinary shares issued and outstanding percentage						20.00%
Percentage of common stock on conversion of shares						20.00%	20.00%
Shares forfeited by the shareholder		3,593,750	7,906,250
Class B Ordinary Shares [Member] | Sponsor [Member] | Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Common shares issued												14,375,000
Class B Ordinary Shares [Member] | Maximum [Member] | Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Common shares outstanding			14,375,000		14,375,000	14,375,000	14,375,000
Class B Ordinary Shares [Member] | Minimum [Member] | Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Common shares outstanding		2,875,000			2,875,000	2,875,000	2,875,000
Previously Reported [Member] | Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Common shares issued
Common shares outstanding
Over-Allotment Option [Member] | Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares issued and outstanding percentage	20.00%
Over-Allotment Option [Member] | Class B Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Shareholders’ Deficit [Line Items]
Number of shares surrendered	375,000
Ordinary shares issued and outstanding percentage	20.00%
Shares forfeited by the shareholder	375,000

[1]	The number of shares and the amount reflect 375,000 Class B ordinary shares surrendered by the Sponsor for no consideration on August 14, 2024 (See Note 7).
[2]	The number of shares and the amount have been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 3,593,750 Class B ordinary shares on February 21, 2024 (See Note 7).